UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

    Investment Company Act file number _______811-05631_____________________

               __________First Pacific Mutual Fund, Inc.__________ (Exact name of registrant as specified in charter)

                        2756 Woodlawn Drive, Suite #6-201
                  ___________Honolulu, HI 96822-1856__________
               (Address of principal executive offices) (Zip code)

                                Audrey C. Talley
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                 __________Philadelphia, PA 19103-6996__________
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 808-988-8088

                   Date of fiscal year end: September 30, 2003

                  Date of reporting period: September 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1.  Reports to Stockholders.

November 15, 2003



Dear Fellow Shareholder,


     As we begin our 16th year of operations, I'd like to personally assure our shareholders that our Hawaii Municipal and Hawaii Intermediate Funds have not been involved in any of the unethical practices that have been so prevalent in the news. Our Funds always strive to uphold the highest ethical standards.

     In these uncertain financial times, isn't it comforting to know that you are invested in the Hawaii Municipal Fund and the Hawaii Intermediate Fund? As shareholders of the Funds, you are earning tax-free income* and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands. We are pleased to provide you with our Funds' 2003 Annual Report.

     Continuing weakness in the U.S. economy coupled with an accommodating Federal Reserve monetary policy kept interest rates at relatively low levels. The primary investment strategy of the Hawaii Municipal Fund was to purchase high quality long-term Hawaii municipal bonds. The primary investment strategy of the Hawaii Intermediate Fund was to purchase high quality three to ten year Hawaii municipal bonds. The past year's performance for these Funds, which is presented in this Annual Report, was primarily a result of the implementation of these strategies in the current investing conditions.

     We are proud to report that as a Hawaii resident, 100% of the dividends earned in 2003 were both state and federal tax-free.* There were no capital gain distributions for the Hawaii Intermediate Fund in 2003. There will be a long-term capital gain distribution in 2003 to shareholders of the Hawaii Municipal Fund.

     If you have any questions about this Annual Report or would like us to provide information about the Funds to your family or friends, please call us at 988-8088.

     Thank you for your business as well as the many referrals. On behalf of the staff and management of the Funds, I would like to extend to you and your family best wishes for a safe and happy holiday season.

Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO        First Pacific Securities, Inc., Distributor/Member SIPC

A description of the of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (808) 988-8088.

*Some income may be subject to the federal alternative minimum tax for certain investors. Before investing, read the prospectus carefully for complete information including all fees and expenses. Call 988-8088 for a free prospectus. Fund's yields, share prices and investment returns fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Hawaii Municipal Fund and Hawaii Intermediate Fund are series of First Pacific Mutual Fund, Inc.

Hawaii Municipal Fund Investor Class

$10,000 Investment in Fund Compared to
Lehman Muni Bond Index


AVERAGE ANNUAL TOTAL RETURN

1 YEAR   5 YEAR   10 YEAR
3.98%             4.70%             4.84%

Plot Points

  Hawaii Municipal Fund Investor Class                 Lehman Muni Bond Index
09/30/93 $10,000                                              $10,000
09/30/94 $ 9,791                                              $ 9,831
09/30/95 $10,617                                              $10,931
09/30/96 $11,214                                              $11,069
09/30/97 $12,009                                              $12,712
09/30/98 $12,752                                              $13,820
09/30/99 $12,745                                              $13,641
09/30/00 $13,220                                              $13,570
09/30/01 $14,291                                              $14,982
09/30/02 $15,432                                              $16,320
09/30/03 $16,046                                              $16,954



The graph above compares the increase in value of a $10,000 investment in the Hawaii Municipal Fund Investor Class with the performance of the Lehman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. The total returns are before taxes on distributions or redemptions of Fund shares.










Hawaii Intermediate Fund

$10,000 Investment in Fund Compared to
Lehman Muni Bond Index


AVERAGE ANNUAL TOTAL RETURN

1 YEAR   5 YEAR   10 YEAR
2.77%             4.17%             4.76%

Plot Points

 Hawaii Intermediate Fund                           Lehman Muni Bond Index
07/07/94 $10,000                                              $10,000
09/30/94 $10,112                                              $10,070
09/30/95 $10,909                                              $11,197
09/30/96 $11,339                                              $11,943
09/30/97 $11,925                                              $13,021
09/30/98 $12,530                                              $14,155
09/30/99 $12,716                                              $13,972
09/30/00 $13,212                                              $13,899
09/30/01 $14,217                                              $15,345
09/30/02 $14,965                                              $16,715
09/30/03 $15,371                                              $17,365



The graph above compares the increase in value of a $10,000 investment in the Hawaii Intermediate Fund with the performance of the Lehman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. The total returns are before taxes on distributions or redemptions of Fund shares.





         REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



Board of Directors and Shareholders
First Pacific Mutual Fund, Inc.
Honolulu, Hawaii


We have audited the accompanying statements of assets and liabilities of Hawaii Municipal Fund and Hawaii Intermediate Fund (each a series of shares of First Pacific Mutual Fund, Inc.) including the schedules of investments, as of September 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaii Municipal Fund and Hawaii Intermediate Fund as of September 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.




                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
October 31, 2003

--------------------------------------------------------------------------------
See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2003
-------------------------------------------------------------------------------------------------------------------

                                                                                                          Value
    Par Value                                                                                         (Note 1 (A))
                         HAWAII MUNICIPAL BONDS - 94.52%
                 Hawaii County
                    General Obligation Bonds - 4.87%
$     300,000          5.600%,      05/01/11                                                       $        347,007
    1,000,000          5.625%,      05/15/18                                                              1,114,070
    1,000,000          5.625%,      05/15/19                                                              1,109,210
    1,025,000          5.125%,      07/15/20                                                              1,083,148
    1,250,000          5.125%,      07/15/21                                                              1,310,775
    1,000,000          5.000%,      07/15/22                                                              1,039,950
    1,000,000          5.000%,      07/15/23                                                              1,036,750
                                                                                                   ----------------
                                                                                                          7,040,910
                 Hawaii State
                    General Obligation Bonds - 2.27%
      135,000          6.000%,      10/01/08                                                                158,232
      120,000          5.250%,      04/01/11                                                                132,110
      300,000          6.250%,      01/01/14                                                                319,425
    1,580,000          5.125%,      02/01/22                                                              1,648,967
    1,000,000          4.900%,      09/01/23                                                              1,021,230
                                                                                                   ----------------
                                                                                                          3,279,964
                    Airport Systems Revenue Bonds - 4.54%
    2,000,000          8.000%,      07/01/11                                                              2,555,720
      385,000          6.900%,      07/01/12                                                                466,739
    3,000,000          6.500%,      07/01/14                                                              3,538,260
                                                                                                   ----------------
                                                                                                          6,560,719
                    COP #1 Capital District - 2.47%
    1,000,000          5.000%,      05/01/16                                                              1,081,960
      555,000          5.000%,      05/01/18                                                                592,446
    1,750,000          5.500%,      05/01/20                                                              1,894,130
                                                                                                   ----------------
                                                                                                          3,568,536
                    Department of Budget & Finance
                    Special Purpose Revenue Bonds
                       Hawaiian Electric Company, Inc. - 16.99%
    4,000,000          5.750%,      12/01/18                                                              4,454,040
      500,000          5.700%,      07/01/20                                                                542,485
      750,000          6.600%,      01/01/25                                                                799,575
      625,000          6.200%,      05/01/26                                                                686,581
      600,000          5.875%,      12/01/26                                                                639,024
   10,050,000          5.650%,      10/01/27                                                             10,796,213
    5,920,000          6.200%,      11/01/29                                                              6,656,034
                                                                                                   ----------------
                                                                                                         24,573,952






HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2003
-------------------------------------------------------------------------------------------------------------------

                                                                                                          Value
    Par Value                                                                                         (Note 1 (A))
                       Kapiolani Health Care System - 7.45%
$     470,000          6.300%,      07/01/08                                                       $        482,577
    1,500,000          6.000%,      07/01/11                                                              1,580,715
    1,780,000          6.400%,      07/01/13                                                              1,827,330
    1,515,000          6.400%,      07/01/13                                                              1,629,019
      700,000          6.200%,      07/01/16                                                                731,612
    2,720,000          6.000%,      07/01/19                                                              2,766,458
    1,705,000          6.250%,      07/01/21                                                              1,756,866
                                                                                                   ----------------
                                                                                                         10,774,577
                       Kuakini Health Care System - 3.22%
    1,570,000          6.300%,      07/01/22                                                              1,600,442
    3,000,000          6.375%,      07/01/32                                                              3,050,850
                                                                                                   ----------------
                                                                                                          4,651,292
                       The Queen's Health Systems - 4.74%
      300,000          5.200%,      07/01/04                                                                308,133
    1,020,000          6.000%,      07/01/20                                                              1,062,514
    5,310,000          5.750%,      07/01/26                                                              5,484,964
                                                                                                   ----------------
                                                                                                          6,855,611
                       St. Francis Medical Center - 1.94%
    2,765,000          6.500%,      07/01/22                                                              2,799,922
                                                                                                   ----------------
                       Wilcox Hospital - 2.72%
      250,000          4.800%,      07/01/04                                                                254,615
      500,000          4.900%,      07/01/05                                                                523,140
      800,000          5.250%,      07/01/13                                                                824,192
    2,245,000          5.350%,      07/01/18                                                              2,220,013
      115,000          5.500%,      04/01/28                                                                112,107
                                                                                                   ----------------
                                                                                                          3,934,067
                    Harbor Capital Improvements Revenue Bonds - 0.98%
      300,000          6.250%,      07/01/15                                                                315,531
      500,000          5.500%,      07/01/19                                                                544,835
      520,000          5.750%,      07/01/29                                                                556,249
                                                                                                   ----------------
                                                                                                          1,416,615
                    Highway Revenue Bonds - 3.77%
    1,000,000          5.600%,      07/01/14                                                              1,111,150
    1,100,000          5.000%,      07/01/16                                                              1,185,327
    1,000,000          5.375%,      07/01/19                                                              1,090,040
    2,000,000          5.000%,      07/01/22                                                              2,065,960
                                                                                                   ----------------
                                                                                                          5,452,477







HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2003
-------------------------------------------------------------------------------------------------------------------

                                                                                                          Value
    Par Value                                                                                         (Note 1 (A))
                    Housing Authority Single Family
                       Mortgage Special Purpose Revenue Bonds - 7.61%
$     410,000          5.550%,      07/01/07                                                       $        424,182
      400,000          7.000%,      07/01/11                                                                403,836
      150,000          5.700%,      07/01/13                                                                154,643
      465,000          6.900%,      07/01/16                                                                469,524
        5,000          6.750%,      07/01/20                                                                  5,000
      540,000          7.100%,      07/01/24                                                                545,308
    2,235,000          5.900%,      07/01/27                                                              2,288,662
    2,305,000          5.900%,      07/01/27                                                              2,360,458
    1,330,000          5.750%,      07/01/30                                                              1,371,124
    2,925,000          5.375%,      07/01/33                                                              2,992,334
                                                                                                   ----------------
                                                                                                         11,015,071

                    Department of Hawaiian Homelands - 2.74%
      900,000          4.050%,      07/01/06                                                                956,961
    1,355,000          4.100%,      07/01/07                                                              1,446,002
    1,465,000          4.250%,      07/01/09                                                              1,565,704
                                                                                                   ----------------
                                                                                                          3,968,667

                    Housing Authority Multi-Family
                       Mortgage Revenue Bonds - 2.39%
    1,000,000          5.700%,      07/01/18                                                              1,015,160
    2,365,000          6.100%,      07/01/30                                                              2,446,096
                                                                                                   ----------------
                                                                                                          3,461,256

                    Public Housing Authority Bonds - 0.18%
      250,000          5.750%,      08/01/04                                                                259,868
                                                                                                   ----------------

                    University Faculty Housing - 1.71%
      800,000          5.650%,      10/01/16                                                                870,272
    1,500,000          5.700%,      10/01/25                                                              1,600,410
                                                                                                   ----------------
                                                                                                          2,470,682

                    University of Hawaii - Revenue Bonds - 2.84%
    4,000,000          5.125%,      07/15/13                                                              4,103,520
                                                                                                   ----------------






HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2003
-------------------------------------------------------------------------------------------------------------------

                                                                                                          Value
    Par Value                                                                                         (Note 1 (A))
                 Honolulu City & County
                    Board of Water Supply - 2.47%
$     200,000          5.000%,      07/01/04                                                       $        206,068
      500,000          5.800%,      07/01/16                                                                565,575
      750,000          5.800%,      07/01/21                                                                848,362
    1,890,000          5.250%,      07/01/31                                                              1,957,927
                                                                                                   ----------------
                                                                                                          3,577,932
                    Waste Water System - 0.75%
    1,000,000          5.250%,      07/01/18                                                              1,084,350
                                                                                                   ----------------
                    General Obligation Bonds - 1.68%
      200,000          7.350%,      07/01/06                                                                231,160
      105,000          5.500%,      09/01/16                                                                119,254
    2,000,000          5.250%,      03/01/28                                                              2,085,900
                                                                                                   ----------------
                                                                                                          2,436,314
                    Halawa Business Park - 0.25%
      365,000          6.600%,      10/15/03                                                                365,599
                                                                                                   ----------------
                    Housing Authority Multi-Family
                       Mortgage Revenue Bonds
                       Sunset Villas - 3.56%
    2,955,000          5.600%,      07/20/21                                                              3,058,425
    2,000,000          5.700%,      07/20/31                                                              2,096,760
                                                                                                   ----------------
                                                                                                          5,155,185
                       Hale Pauahi - 0.29%
      410,000          6.800%,      07/01/28                                                                427,327
                                                                                                   ----------------
                       Maunakea Apartments - 0.66%
      853,000          5.750%,      11/20/09                                                                952,545
                                                                                                   ----------------
                       Waipahu Project - 3.03%
    4,200,000          6.900%,      06/20/35                                                              4,391,394
                                                                                                   ----------------









HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2003
-------------------------------------------------------------------------------------------------------------------

                                                                                                          Value
    Par Value                                                                                         (Note 1 (A))
                 Kauai County
                    General Obligation Bonds - 5.15%
$     410,000          5.850%,      08/01/07                                                       $        468,851
    1,280,000          5.850%,      08/01/07                                                              1,463,731
      250,000          5.900%,      02/01/10                                                                259,062
      250,000          5.900%,      02/01/11                                                                259,062
      295,000          5.900%,      02/01/12                                                                305,694
      595,000          6.250%,      08/01/19                                                                721,741
      695,000          6.250%,      08/01/22                                                                843,042
    3,065,000          5.000%,      08/01/25                                                              3,128,476
                                                                                                   ----------------
                                                                                                          7,449,659
                    Housing Authority Paanau Project - 0.98%
    1,420,000          7.250%,      04/01/12                                                              1,421,846
                                                                                                   ----------------
                 Maui County
                    General Obligation Bonds - 2.27%
      235,000          5.750%,      06/01/13                                                                264,664
      500,000          5.300%,      09/01/14                                                                547,355
      500,000          5.000%,      09/01/17                                                                531,165
    1,840,000          5.000%,      03/01/20                                                              1,935,349
                                                                                                   ----------------
                                                                                                          3,278,533
                    Total Hawaii Municipal Bonds (Cost $130,120,335)                                    136,728,390
                                                                                                   ----------------




HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2003
-------------------------------------------------------------------------------------------------------------------

                                                                                                          Value
    Par Value                                                                                         (Note 1 (A))
                       PUERTO RICO MUNICIPAL BONDS - 0.42%
                 Puerto Rico Commonwealth
                    General Obligation Bonds - 0.16%
$     230,000           6.250%,     04/01/29                                                       $        238,600
                                                                                                   ----------------

                    Housing Finance Corp.
                        Multi-Family Mortgage Revenue Bonds - 0.26%
      120,000           7.500%,     10/01/15                                                                123,470
      255,000           7.500%,     04/01/22                                                                255,561
                                                                                                   ----------------
                                                                                                            379,031
                    Total Puerto Rico Municipal Bonds (Cost $604,466)                                       617,631
                                                                                                   ----------------


                     VIRGIN ISLANDS MUNICIPAL BONDS - 0.10%
                 Virgin Islands
      100,000       Public Finance Authority, Series A - 0.10%
                        7.300%, 10/01/18                                                                    132,864
                                                                                                   ----------------
                    Total Virgin Islands Municipal Bonds (Cost $99,625)                                     132,864
                                                                                                   ----------------

                    Total Investments (Cost $130,824,426) (a)                       95.04%              137,478,885
                    Other Assets Less Liabilities                                    4.96%                7,173,587
                                                                                  -------          ----------------
                    Net Assets                                                     100.00%         $    144,652,472
                                                                                  =======          ================

                 (a) Aggregate cost for federal income tax purposes is $130,789,087.

                 At September 30, 2003, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                    Gross unrealized appreciation                                                     $   6,727,151
                    Gross unrealized depreciation                                                           (37,353)
                                                                                                      -------------
                    Net unrealized appreciation                                                       $   6,689,798
                                                                                                      =============




HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2003
-------------------------------------------------------------------------------------------------------------------

                                                                                                           Value
 Par Value                                                                                             (Note 1 (A))
                         HAWAII MUNICIPAL BONDS - 88.73%
                 Hawaii County
                    General Obligation - 3.38%
$     250,000          4.000%,      07/15/13                                                          $     258,593
                                                                                                      -------------
                 Hawaii State
                    COP Kapolei State Office Building - 3.67%
      250,000          5.250%,      05/01/13                                                                280,590
                                                                                                      -------------
                    General Obligation Bonds - 3.70%
      150,000          5.900%,      10/01/06                                                                169,302
      100,000          5.250%,      07/01/12                                                                113,402
                                                                                                      -------------
                                                                                                            282,704
                    COP #1 Capital District - 1.44%
      100,000          4.750%,      05/01/07                                                                109,848
                                                                                                      -------------
                    Airport Systems Revenue Bonds - 3.45%
      250,000          5.700%,      07/01/07                                                                263,555
                                                                                                      -------------
                    Department of Budget & Finance Special Purpose Revenue Bonds
                       Kapiolani Health Care Systems - 16.83%
      200,000          5.500%,      07/01/05                                                                212,078
    1,000,000          6.400%,      07/01/13                                                              1,075,260
                                                                                                      -------------
                                                                                                          1,287,338
                       The Queen's Health Systems - 2.69%
      200,000          5.200%,      07/01/04                                                                205,422
                                                                                                      -------------
                       Wilcox Hospital - 3.33%
      250,000          4.800%,       7/01/04                                                                254,615
                                                                                                      -------------
                    Hawaiian Homelands Department - 3.48%
      250,000          4.050%,      07/01/06                                                                265,823
                                                                                                      -------------
                    Highway & Transportation Authority - 3.93%
      275,000          5.000%,      07/01/06                                                                300,855
                                                                                                      -------------
                    Housing Authority
                       Single Family Mortgage Special
                       Purpose Revenue Bond - 8.20%
      300,000          4.800%,      07/01/07                                                                320,514
      295,000          4.650%,      07/01/12                                                                307,024
                                                                                                      -------------
                                                                                                            627,538
                       Public Housing Authority Bonds - 2.20%
      163,000          5.550%,      07/01/07                                                                168,638
                                                                                                      -------------
                       University Faculty Housing - 5.15%
      380,000          4.750%,      10/01/04                                                                393,874
                                                                                                      -------------




HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2003
-------------------------------------------------------------------------------------------------------------------

                                                                                                           Value
    Par Value                                                                                          (Note 1 (A))
                    University of Hawaii
                       University Revenue Bonds - 4.13%
$     300,000          4.300%,      07/15/13                                                          $     316,143
                                                                                                      -------------

                 Honolulu City & County
                    Board of Water Supply - 4.00%
      200,000          5.000%,      07/01/04                                                                206,068
      100,000          0.900%,      07/01/31                                                                100,000
                                                                                                      -------------
                                                                                                            306,068
                    General Obligation Bonds - 5.40%
      100,000          5.000%,      07/01/09                                                                112,669
      170,000          4.850%,      02/01/10                                                                187,173
      100,000          5.375%,      09/01/12                                                                113,151
                                                                                                      -------------
                                                                                                            412,993
                    Waste Water Revenue - 3.01%
      200,000          5.500%,      07/01/11                                                                230,582
                                                                                                      -------------
                    Multi-Family Mortgage Special Purpose Revenue Bond - 2.29%
      157,000          5.750%,      11/20/09                                                                175,322
                                                                                                      -------------
                 Kauai County
                    General Obligation Bonds - 1.39%
      100,000          4.550%,      08/01/05                                                                106,206
                                                                                                      -------------
                 Maui County
                    General Obligation Bonds - 7.06%
      300,000          4.650%,      03/01/07                                                                328,266
      200,000          4.250%,      03/01/12                                                                211,440
                                                                                                      -------------
                                                                                                            539,706
                    Total Hawaii Municipal Bonds (Cost $6,534,884)                                        6,786,413
                                                                                                      -------------
                    Total Investments (Cost $6,534,884) (a)                         88.73%                6,786,413
                    Other Assets Less Liabilities                                   11.27%                  862,238
                                                                                  -------             -------------
                    Net Assets                                                     100.00%            $   7,648,651
                                                                                  =======             =============

                 (a)Aggregate cost for federal income tax purposes is $6,534,884.

                 At September 30, 2003, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                    Gross unrealized appreciation                                                      $   266,528
                    Gross unrealized depreciation                                                          (14,999)
                                                                                                       -----------
                         Net unrealized appreciation                                                   $   251,529
                                                                                                       ===========



HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003
-------------------------------------------------------------------------------------------------------------------

                                                                                  Municipal          Intermediate
                                                                                    Fund                  Fund
ASSETS
    Investments at market value (identified cost
       $130,824,426 and $6,534,884 respectively) (Note 1 (A))                $    137,478,885        $   6,786,413
    Cash                                                                            5,484,826              744,729
    Due from Manager                                                                      -                  8,434
    Interest receivable                                                             2,124,874               84,526
    Subscriptions receivable                                                            9,618               31,756
    Other assets                                                                        6,609                  945
                                                                             ----------------        -------------
          Total assets                                                            145,104,812            7,656,803
                                                                             ----------------        -------------

LIABILITIES
    Investment securities purchased                                                    71,400                  -
    Distributions payable                                                             160,121                3,872
    Redemptions payable                                                                86,053                  -
    Management fee payable                                                             62,166                2,625
    Distribution plan payable                                                          18,270                  -
    Administration fee payable                                                          2,436                  131
    Shareholder servicing fee payable                                                  12,180                  -
    Transfer agent fee payable                                                          6,870                  379
    Accrued expenses                                                                   32,844                1,145
                                                                             ----------------        -------------
          Total liabilities                                                           452,340                8,152
                                                                             ----------------        -------------
NET ASSETS                                                                   $    144,652,472        $   7,648,651
                                                                             ================        =============
NET ASSETS, INVESTOR CLASS SHARES
    Net assets
       (Applicable to 12,646,704 and 1,455,229 shares outstanding,
        $.01 par value, 20,000,000 shares authorized)                        $    141,837,997        $   7,648,651
                                                                             ================        =============
NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE, Investor Class Shares                                            $11.22              $  5.26
                                                                                      ======              =======
INSTITUTIONAL CLASS SHARES *
    Net assets
       (Applicable to 250,733 shares outstanding,
        $.01 par value, 20,000,000 shares authorized)                        $      2,814,475
                                                                             ================
NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE, Institutional Class Shares                                       $11.23
                                                                                      ======
NET ASSETS
    At September 30, 2003, net assets consisted of:
       Paid-in capital                                                       $    137,844,938        $   7,402,669
       Undistributed net investment income                                             35,339                  -
       Accumulated net realized gain (loss) on investments                            117,736               (5,547)
       Net unrealized appreciation                                                  6,654,459              251,529
                                                                             ----------------        -------------
                                                                             $    144,652,472        $   7,648,651
                                                                             ================        =============
*   Commencement of Operations October 22, 2002.




HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 2003
-------------------------------------------------------------------------------------------------------------------

                                                                                 Municipal         Intermediate
                                                                                     Fund                 Fund
INVESTMENT INCOME
    Interest income                                                             $   7,196,109         $  236,492
                                                                                -------------         ----------

    Expenses
       Management fee (Note 2)                                                        693,103             33,136
       Distribution costs (Notes 2 and 3)                                             204,767                -
       Transfer agent fees (Note 2)                                                    85,084              3,966
       Shareholder services (Note 2)                                                  136,509                -
       Administration fee (Note 2)                                                     27,300              1,322
       Accounting fees                                                                 92,136              6,982
       Legal and audit fees                                                            67,213              7,659
       Printing                                                                        20,648              1,752
       Miscellaneous                                                                    7,483              1,530
       Portfolio pricing fee                                                            8,338                433
       Custodian fees                                                                  25,067              1,555
       Insurance                                                                       16,603              2,229
       Registration fees                                                                9,517              1,088
       Directors fees                                                                   1,600              1,786
                                                                                -------------         ----------
       Total expenses                                                               1,395,368             63,438
       Fee reductions (Note 5)                                                        (25,740)            (1,612)
       Expense reimbursed or waived (Note 2)                                              -              (15,126)
                                                                                -------------         ----------
       Net expenses                                                                 1,369,628             46,700
                                                                                -------------         ----------
          Net investment income                                                     5,826,481            189,792
                                                                                -------------         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized gain from security transactions                                      643,796              2,647
    Change in unrealized appreciation of investments                               (1,033,771)           (21,610)
                                                                                -------------         ----------
          Net loss on investments                                                    (389,975)           (18,963)
                                                                                -------------         ----------

Net increase in net assets
    RESULTING FROM OPERATIONS                                                   $   5,436,506         $  170,829
                                                                                =============         ==========















-------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND


STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------

                                                                                           For The Year Ended     For The Year Ended
                                                                                           September   30,  2003  September 30, 2002
                                                                                           ---------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                                         $   5,826,481      $  5,599,590
       Net realized gain on investments                                                                    643,796            91,824
       Increase (decrease) in unrealized appreciation (depreciation) of investments                     (1,033,771)        4,184,801
                                                                                                     -------------      ------------
          Net increase in net assets resulting from operations                                           5,436,506         9,876,215
    Distributions to shareholders from:
       Net investment income
          Investor Class ($.47 and $.48 per share, respectively)                                        (5,701,321)      (5,551,684)
          Institutional Class ($.47 and $0 per share, respectively*)                                       (94,949)                -
       Capital gains
          Investor Class ($0 and $0 per share, respectively)                                                (6,771)                -
          Institutional Class ($0 and $0 per share, respectively)                                             (134)                -
    Capital share transactions (a)
       Increase in net assets resulting from capital share transactions                                 10,038,432         9,185,416
                                                                                                     -------------      ------------
             Total increase in net assets                                                                9,671,763        13,509,947
NET ASSETS
    Beginning of year                                                                                  134,980,709       121,470,762
											             -------------	------------

    End of year (including undistributed net investment income of $35,339 and $29,499, respectively) $ 144,652,472      $134,980,709
												     =============	============

(a) Summary of capital share activity follows:
                                                               Investor Class     b   Institutional Class          Investor Class
                                                            For The Year Ended       For The Period Ended      For The Year Ended
                                                            September 30, 2003         September 30, 2003*     September 30, 2002
                                                         ----------------------   ------------------------  ----------------------
                                                        Shares          Value       hares         Value       Shares      Value
                                                       ---------    -----------    -------    ------------   ---------  ------------
      Shares sold                                      1,624,327    $18,115,962    394,018    $  4,350,601   1,616,456  $ 17,615,249
      Shares issued on reinvestment of distributions     356,615      3,973,325        138           1,546     346,741     3,783,657
                                                       ---------    -----------  ---------    ------------  ----------   -----------
                                                       1,980,942     22,089,287    394,156       4,352,147   1,963,197    21,398,906
      Shares redeemed                                 (1,332,147)   (14,817,427)  (143,423)     (1,585,575) (1,120,474) (12,213,490)
                                                       ---------    -----------  ---------    ------------   ---------   -----------
         Net increase                                    648,795    $ 7,271,860    250,733    $  2,766,572     842,723  $  9,185,416
                                                       =========    ===========  =========    ============   =========   ===========
 *    Commencement of operation October 22, 2002


------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.
HAWAII INTERMEDIATE FUND


STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       For The Year Ended         For The Year Ended
                                                                                       September 30, 2003         September 30, 2002
                                                                                      -------------------    -----------------------
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                                  $   189,792                 $  178,027
       Net realized gain (loss) on investments                                                      2,647                      (571)
       Increase (decrease) in unrealized appreciation (depreciation) of investments               (21,610)
                                                                                              -----------                    128,125
          Net increase in net assets resulting from operations                                    170,829                    305,581
    Distributions to shareholders from:
       Net investment income
          ($.15 and $.16 per share, respectively)                                                (189,792)                 (178,027)
    Capital share transactions (a)
       Increase in net assets resulting from capital share transactions                         1,322,403                  1,274,121
											      -----------		------------
             Total increase in net assets                                                       1,303,440                  1,401,675
NET ASSETS
    Beginning of year                                                                           6,345,211                  4,943,536
                                                                                              -----------               ------------

    End of year                                                                               $ 7,648,651               $  6,345,211
                                                                                              ===========               ============
(a) Summary of capital share activity follows:
                                                                                       For The Year Ended     For The Year Ended
                                                                                       September 30, 2003     September 30, 2002
                                                                                      -------------------     ------------------
                                                                                        Shares    Value        Shares     Value
                                                                                        ------    -----        ------     -----

      Shares sold                                                                     646,984  $ 3,396,257     425,469   $ 2,195,419
      Shares issued on reinvestment of distributions                                   29,924      156,913      28,068       145,034
                                                                                    ---------  -----------   ---------  ------------
                                                                                      676,908    3,553,170     453,537     2,340,453
      Shares redeemed                                                                (425,910)  (2,230,767)   (206,200)  (1,066,332)
                                                                                    ---------  -----------   ---------  ------------
         Net increase                                                                 250,998  $ 1,322,403     247,337   $ 1,274,121
                                                                                    =========  ===========   =========  ============
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)


                                        INVESTOR CLASS            Institutional CLASS
                                    For The Year Ended           For The Period Ended             INVESTOR CLASS
                                    September 30, 2003          September 30, 2003**               Years Ended September 30,
                                  --------------------         --------------------         ----------------------------------------
                                                                                               2002(b)    2001      2000        1999
                                                                                               -------    ----      ----        ----
Net asset value
    Beginning of period                         $11.25                $ 10.91                $ 10.89    $10.55   $ 10.68      $11.23
                                                ------                -------                -------    ------   -------      ------

Income from investment operations
    Net investment income                          .47                     .47                   .48       .50       .52         .55
    Net gain (loss) on securities
      (both realized and unrealized)              (.03)                    .32                   .36       .34      (.13)      (.55)
                                                ------                --------               -------    ------     ------     ------
      Total from investment operations             .44                     .79                   .84       .84         -           -
                                                ------                --------               -------    ------     ------     ------

Less distributions
    Dividends from net investment income          (.47)                   (.47)                 (.48)     (.50)     (.52)      (.55)
    Distributions from capital gains                 -   ***                 - ***                 -         -          -          -
                                                ------                 -------               -------    ------     ------     ------
      Total distributions                         (.47)                   (.47)                 (.48)     (.50)     (.52)      (.55)
                                                ------                --------               -------    ------     ------     ------

    End of period                               $11.22                 $ 11.23               $ 11.25    $10.89   $  10.55     $10.68
                                                ======                ========               =======    ======     ======     ======

Total return                                      3.98%                   7.36%                7.92%     8.11%      3.79%     (.07)%

Ratios/Supplemental Data
    Net assets, end of period (in 000's)      $141,838                  $2,814             $134,980   $121,471  $111,864   $116,449

    Ratio of expenses to average net assets (a)   1.01%                    .76%*               1.02%      1.03%      .98%      .94%

    Ratio of net investment income to
      average net assets                          4.22%                   4.47%*               4.42%      4.64%     4.83%     4.88%

Portfolio turnover                               16.40%                  16.40%               13.06%     22.06%    20.96%    10.83%

*    Annualized
**   Commenced Operations October 22, 2002
***  Less than $.01 per share

(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement for the Investor
     Class were .99%,  .96%,  .94%, .91% and .87%, for the years ended September
     30, 2003, 2002, 2001, 2000, and 1999, respectively. Ratio of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement for the Institutional Class was .74% for the period ended September 30, 2003.


(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on debt securities. Had the Fund not amortized market discount as an adjustment to interest income, the net investment income to average net assets would have been 4.38%. Per share and ratios prior to October 1, 2001 have not been restated to reflect this change in presentation.


------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



HAWAII INTERMEDIATE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)


                                                               For The Year Ended                   Years Ended September 30,
                                                               September 30, 2003                 2002     2001     2000        1999
                                                               ------------------                 ----    -----     ----        ----
Net asset value
    Beginning of year                                                      $5.27               $ 5.17     $5.01  $  5.03       $5.18
                                                                           -----               ------     -----  -------       -----

Income from investment operations
    Net investment income                                                    .15                  .16       .21      .21         .22
    Net gain (loss) on securities (both realized and unrealized)            (.01)                 .10       .16     (.02)      (.14)
                                                                           -----               ------     -----  -------       -----
      Total from investment operations                                       .14                  .26       .37      .19         .08
                                                                           -----               ------     -----  -------       -----

Less distributions
    Dividends from net investment income                                    (.15)                (.16)     (.21)    (.21)      (.22)
    Distributions from capital gains                                           -                    -         -        -       (.01)
                                                                           -----               ------     -----  -------       -----
        Total distributions                                                 (.15)                (.16)     (.21)    (.21)      (.23)
                                                                           -----               ------     -----  -------       -----

    End of year                                                            $5.26               $ 5.27     $5.17  $  5.01       $5.03
                                                                           =====               ======     =====  =======       =====

Total return                                                                2.77%                5.15%     7.61%    3.97%      1.51%

Ratios/Supplemental Data
    Net assets, end of year (in 000's)                                    $7,647               $6,345    $4,944   $4,519      $5,493

    Ratio of expenses to average net assets
      Before expense reimbursements                                          .96%                 .84%      .88%     .85%       .98%
      After expense reimbursements                                           .73% (a)             .74% (a)  .88% (a) .85%(a) .89%(a)

    Ratio of net investment income to average net assets
      Before expense reimbursements                                         2.61%                3.15%     4.12%    4.07%      4.07%
      After expense reimbursements                                          2.86%                3.15%     4.12%    4.07%      4.18%

Portfolio turnover                                                         20.02%               18.29%    19.28%    4.22%      3.32%

(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .71%, .69%, .79%, .77% and .75% for the years ended September 30, 2003, 2002, 2001,
     2000 and 1999, respectively.





------------------------------------------------------------------------------------------------------------------------------------

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2003
--------------------------------------------------------------------------------

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Hawaii Municipal Fund and Hawaii Intermediate Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company. Hawaii Municipal Fund is authorized to offer two Classes of Shares: Investor Shares and Institutional Shares. The Classes offer different distribution charges and shareholder servicing fees which may affect performance.

     The investment objective of the Funds is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

     The Funds are subject to the risk of price fluctuation of the municipal securities held in their portfolios which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

     Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

      (A) SECURITY VALUATION
          Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.


      (B) FEDERAL INCOME TAXES
          It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required. At September
          30, 2003, the Hawaii Intermediate Fund had an unused capital loss carryforward of $4,475 which expires in 2010.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2003
------------------------------------------------------------------------------------------------------------------------------------

      (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
          SHAREHOLDERS

          Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

            The tax character of distributions paid during the years ended
September 30, 2003 and 2002 were as follows:

                                                       Exempt-                      Long-Term
                                                       Interest       Ordinary        Capital           Total
                                                      Dividends        Income            Gains      Distributions
               Hawaii Municipal Fund
                  2003                                $ 5,796,270      $  -            $ 6,905       $ 5,803,175
                  2002                                $ 5,551,684      $  -            $   -         $ 5,551,684
               Hawaii Intermediate Fund
                  2003                                $   188,686      $1,106          $   -         $   189,792
                  2002                                $   177,791      $  236          $   -         $   178,027

           The tax character of distributable earnings at September 30, 2003 were as follows:

                         Undistributed                                        Post     Unrealized        Total
                            Ordinary     Undistributed      Capital Loss    October      Gain/      Distributable
                               Income     Capital Gains     Carryforwards     Loss*    (Loss)**         Earnings
                         -------------   --------------     -------------   -------    ----------   ------------
Hawaii
   Municipal Fund            $   -         $ 117,736          $    -        $    -     $ 6,689,798   $ 6,807,534
   Intermediate Fund         $   -         $     -            $ (4,475)     $ (1,072)  $   251,529   $   245,982

          *    Under the current tax law capital  losses  realized after October
               31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year.

          **   The  difference  between  book  basis  and tax  basis  unrealized
               appreciation   is   attributable   to  market  discount  on  debt
               securities.

          Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended
          September 30, 2003, the Hawaii Municipal Fund increased  realized gain
          (loss) by $24,371 and decreased  undistributed  net investment  income
          $24,371.





HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2003
--------------------------------------------------------------------------------

(2)  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     First Pacific Corporation ("FPC") provides the Funds with management and administrative services pursuant to a management agreement and administrative services agreement. In accordance with the terms of the management agreement and the administrative services agreement, FPC receives compensation at the annual rate of .50% and up to .05% of each Fund's average daily net assets, respectively. For the year ended September 30, 2003, FPC voluntarily waived certain management fees in the amount of $15,136 for the Hawaii Intermediate Fund.

     The Funds' distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of FPC, received $204,767 and $0 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares and Hawaii Intermediate Fund's shares, respectively (See Note 3).

     First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of FPC, serves as the transfer agent for the Funds. In accordance with the terms of the transfer agent agreement, FPR receives compensation at the annual rate of .06% of each Fund's average daily net assets. FPR also provides the Hawaii Municipal Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of average daily net assets.

     Certain officers and directors of the Funds are also officers of FPC, FPS and FPR.

(3)  DISTRIBUTION COSTS

     The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

     The Plan provides that the Funds may incur certain costs, which may not exceed .25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Funds.

(4)  PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities aggregated $28,039,464 and $22,311,315, respectively, for the Hawaii Municipal Fund. Purchases and sales of securities for the Hawaii Intermediate Fund aggregated $2,831,933 and $1,095,100, respectively.

--------------------------------------------------------------------------------

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2003
--------------------------------------------------------------------------------

(5)  CUSTODY CREDITS

     Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset expenses of other vendors and service providers. During the year ended September 30, 2003, such reductions amounted to $25,740 and $1,612 for the Hawaii Municipal Fund and the Hawaii Intermediate Fund, respectively. Credits used to offset expenses were as follows:

                                Municipal        Intermediate
                                     Fund                Fund
                                ----------      -------------
           Custody               $  19,789            $ 1,297
           Accounting                3,153                167
           Pricing                   2,798                148
                                 ---------            -------
                                 $  25,740            $ 1,612
                                 =========            =======

FIRST PACIFIC MUTUAL FUND, INC.________________________________________________
BOARD OF DIRECTORS AND OFFICERS (Unaudited)

Overall  responsibility  for management of First Pacific Mutual Fund, Inc., (the
"Fund") rests with the Board of Directors. Each Director serves during the lifetime of the Fund and until its termination, or until the Director's death, resignation, retirement or removal. The Directors, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Director and officer of the Fund.


                                             Term of Office and                                                Number of Portfolios
Name, Age                Position & Office    Length of Time         Principal Occupation During                  in Fund Complex
and Address                 With the Fund        Served                      the Past Five Years                     Overseen by
------------------------------------------------------------------------------------------------------------------------------------
Director
--------
DISINTERESTED DIRECTORS
Clayton W.H. Chow (51)     Director               Unlimited Term      Account Executive, Roadway Express                           2
896 Puuikena Dr.                                        15 years      Sr. Account Executive, Federal Express
Honolulu, HI  96821

Lynden M. Keala (49)       Director               Unlimited Term      Account Executive, Xpedx                                     2
47-532 Hui Iwa St.                                      14 years      (Distribution Division of International Paper)
Kaneohe, HI   96744                                                   Account Executive, Reynolds & Reynolds
                                                                      (formerly Vanier Business Forms)

Stuart S. Marlowe (63)     Director               Unlimited Term      Owner, Surfside Sales and Marketing                          2
274 Poipu Drive                                         15 years      (Sales and marketing of music for the State of Hawaii)
Honolulu, HI  96825                                                   Vice President/General Manager Navarre Corp.

(Distributor of music and software products.)

Karen T. Nakamura (59)     Director               Unlimited Term      Executive Vice President, Building Industry                  2
2825 S. King Street, #2001                               6 years      Association of Hawaii;  Vice President, Wallpaper  Hawaii Ltd.
Honolulu, HI  96826

Kim F. Scoggins (56)       Director               Unlimited Term      Commercial Real Estate, Colliers Monroe Friedlander, Inc.    2
1221 Victoria Street, #3005                              6 years      Real Estate, 1250 Oceanside
Honolulu, HI  96814
Partners;

INTERESTED DIRECTORS
Terrence K.H. Lee (46)     Director,              Unlimited Term      Director, President and CEO, First Pacific                   2
1441 Victoria St., #901    President and CEO            15 years      Corporation; President and CEO, First Pacific Securities,
Honolulu, HI  96822                                                   Inc; President and CEO, First Pacific Recordkeeping, Inc.

OFFICERS
Charlotte A. Meyer (50) Treasurer Director, Treasurer, and Vice President, First
64-5251 Puu Nani Drive Pacific Corporation; Treasurer, and PO Box 2834 Vice
President, First Pacific Securities, Inc; Kamuela, HI 96743 Treasurer and Vice
President, First Pacific Recordkeeping, Inc.

Jean M. Chun (47)          Secretary                                  Director, Secretary, and Vice President,
2756 Woodlawn Drive, #6-201                                           First Pacific Corporation; Secretary and,
Honolulu, HI  96822                                                   Vice President, First Pacific Securities, Inc; Secretary and
Vice
                                                                      President, First Pacific Recordkeeping, Inc.

Nora B. Simpson (43)       Assistant Secretary                        Vice President and Compliance Officer, First Pacific
503 Blackbird Drive                                                   Corporation, Vice President and Compliance Officer,
Hockessin, DE  19707                                                  First Pacific Securities, Inc; Vice President and Compliance
                                                                      Officer, First Pacific Recordkeeping, Inc.

There are no other Directorships held by any of the Directors. There are no family relationships between the persons listed. Terrence K.H. Lee is an interested person of First Pacific Mutual Fund, Inc. by virtue of his relationship as President of the investment adviser and principal underwriter and has had a material and professional relationship with the Fund for the last three completed fiscal years.

Additional information about members of the Board of Directors and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call (808) 988-8088.

                               INVESTMENT MANAGER
                            First Pacific Corporation
                        2756 Woodlawn Drive, Suite #6-201
                           Honolulu, Hawaii 96822-1856


                                   DISTRIBUTOR
                         First Pacific Securities, Inc.
                        2756 Woodlawn Drive, Suite #6-201
                           Honolulu, Hawaii 96822-1856


                                    CUSTODIAN
                         Union Bank of California, N.A.
                         475 Sansome Street, 15th Floor
                         San Francisco, California 94111


                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996


                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                              Tait, Weller & Baker
                         1818 Market Street, Suite #2400
                      Philadelphia, Pennsylvania 19103-2108


                                 TRANSFER AGENT
                        First Pacific Recordkeeping, Inc.
                        2756 Woodlawn Drive, Suite #6-201
                           Honolulu, Hawaii 96822-1856


Item 2.  Code of Ethics.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of item 2.

Item 3.  Audit Committee Financial Expert

(a) As of the end of the period covered by the report, the registrant's board of directors has determined that the registrant does not have a financial expert serving on its audit committee. Based on the required attributes of a financial expert, no independent member of the Board of Directors qualifies as a financial expert.

Item 4.  Principal Accountant Fee and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, and amended (the "1940 Act") (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Exchange Act (17CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

     (a)(1) Code of Ethics that is the subject of disclosure required by Item 2 is filed herewith.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   __________First Pacific Mutual Fund, Inc.__________
                         -------------------------------

By (Signature and Title)*  __________/s/  Terrence K.H. Lee__________
                                     --------------------------------
                                    Terrence K.H. Lee, President and CEO
                                    (principal executive officer)

Date __________November 24, 2003__________


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  ___________/s/ Terrence K.H. Lee__________
                                       ------------------------------
                                    Terrence K.H. Lee, President and CEO
                                    (principal executive)

By (Signature and Title)*  __________/s/ Charlotte A. Meyer__________
                                     --------------------------------
                                    Charlotte A. Meyer, Treasurer
                                    (principal financial officer)

Date  __________November 24, 2003__________


*Print the name and title of each signing officer under his or her signature.